CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (9,771)	$ (8,826)	$ (12,290)
Adjustments required to reconcile net loss to net cash used in operating activities:
Revaluation of fair value of warrants to purchase preferred share			(174)
Depreciation and amortization	157	130	92
Share-based compensation	726	1,209	3,724
Financial income, net	(165)	(56)	(11)
Changes in assets and liabilities items:
Decrease (increase) in prepaid and other current assets and non-current assets	(164)	438	(563)
Increase (decrease) in trade accounts payable, accruals and other current liabilities	275	(252)	334
Increase (decrease) in employees and payroll accruals	(126)	(510)	227
Increase (decrease) in royalties provision	(82)	(56)	33
Net cash used in operating activities	(9,150)	(7,923)	(8,628)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	(231)	(166)	(270)
Restricted cash		46
Proceeds from short-term bank deposit		4,811	(4,800)
Net cash provided by (used in) investing activities	(231)	4,691	(5,070)
CASH FLOWS FROM FINANCING ACTIVITIES
Receipt of short-term loan from bank			1,000
Repayment of short-term loan from bank			(1,000)
Issuance of ordinary shares upon exercise of options by employees			16
Exercise of warrants into ordinary shares	196	117	29
Issuance of ordinary shares in the RD Offerings, net of issuance expenses	4,379	5,307
Issuance of ordinary shares in the Private Placement, net of issuance expenses			11,021
Issuance of ordinary shares in IPO, net of issuance expenses			10,947
Net cash provided by financing activities	4,575	5,424	22,013
Effect of exchange rate changes on cash and cash equivalents	164	55	2
Net increase (decrease) in cash and cash equivalents	(4,642)	2,247	8,317
Cash and cash equivalents at the beginning of the year	11,639	9,392	1,075
Cash and cash equivalents at the end of the year	6,997	11,639	9,392
Supplemental disclosure of non-cash flow information
Reclassification of liability warrants to equity warrants			233
Cashless exercise of warrants to purchase ordinary shares into ordinary shares	8	23	45
Conversion of preferred shares into ordinary shares			226
Purchase of property and equipment	15	8
Issuance expenses	30	47
Supplemental disclosure of cash flow information
Cash paid for income taxes	3	8
Cash paid for interest			$ 11